Equity Based Compensation - Schedule of Non- vested Restricted Stock Grants (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Performance Based Awards | 2020 Performance Grant
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	200.00%	200.00%